Financial Instruments And Risks - Summary of The Changes In Level 3 Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets	¥ 234,382,070	¥ 350,967,145
Transfer into Level 3		1,063,000
Assets	203,536,643	234,382,070	¥ 350,967,145
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,486,954	3,005,576	1,932,826
Additions	1,385,507	2,719,547	1,787,964
Transfer into Level 3	0	1,062,703	0
Disposal	(1,276,834)	(1,020,562)	(680,960)
Gains or losses recognized in profit or loss	(1,572,188)	(280,310)	(34,254)
Assets	¥ 4,023,439	¥ 5,486,954	¥ 3,005,576